Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Line Items]
Segment Information
Note 9—Segment Information
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.
The Company’s chief operating decision makers (“CODMs”) have been identified as the Chief Executive Officer and the Chief Financial Officer, who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one operating segment.
The CODMs assess performance for the single segment and determine how to allocate resources based on net income or loss that also is reported on the consolidated statements of operations as net income or loss. The measure of segment assets is reported on the consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODMs review several key metrics, which include the following:

	December 31, 2025	December 31, 2024
Cash and marketable securities held in Trust Account	$423,689,503	$—
Cash	$702,154	$—

	For the Year Ended December 31, 2025	For The Period From January 4, 2024 (Inception) Through December 31, 2024
General and administrative costs	$1,990,219	$51,910
Income earned on cash and marketable securities held in Trust Account	$10,689,503	$—
General and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. The CODM reviews interest earned to ensure the Trust Account is providing an acceptable rate of return for all shareholders and to maximize the Trust Account to be used to complete a Business Combination. While included within the consolidated statement of operations, subscription agreement expense and the related fair value adjustment to the subscription expense liability are not key measure used by the CODM since they do not represent a cash outflow.

ColdQuanta, Inc. dba Infleqtion [Member]
Segment Reporting [Line Items]
Segment Information
20. Segment Information
The Company derives revenues from customers by providing quantum computing solutions to its government and commercial customers from multiple locations throughout the world, but manages the business activities on a consolidated basis. The Company’s
Chief Executive Officer
is the chief operating decision maker (“CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by CODM.
The CODM reviews financial information on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. Accordingly, the Company determined that it operates in a single
operating and reportable segment.

The measure used by the CODM to assess performance and make operating decisions is net income or loss as reported on the consolidated statements of operations and comprehensive loss. The Company’s consolidated net income or loss is used by the CODM to identify underlying trends in the performance of the business and compare the Company’s financial performance against competitors.
Significant expense categories reviewed by the CODM include cost of revenue, research and development and selling, general and administrative expenses. Other segment items consist of the remaining income and expense items presented in the consolidated statement of operations and comprehensive loss. Total assets reviewed by the CODM are those presented on the consolidated balance sheets and purchases of property and equipment reviewed by the CODM are those reported on the consolidated statements of cash flows.
Refer to Note 1 —
Summary of Operations and Significant Accounting Policies
for information regarding significant customer concentrations and Note 2 —
Revenue Recognition
for revenue by geographic area.